Offerings - Offering: 1	Oct. 26, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 47,891,728.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-268699
Carry Forward Initial Effective Date	Nov. 30, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 5,277.67
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, this Registration Statement carries forward an estimated $47,891,728 of shares of beneficial interest that were previously registered pursuant to Registrant's Registration Statement on Form N-2 (File Nos. 333-268699 and 811-23842) initially effective November 30, 2023 (the "Prior Registration Statement) and which remain unsold as of the filing date of this Registration Statement (the "Unsold Shares"). Pursuant to Rule 415(a)(6), the registration fees in the amount of $5,277.67 previously paid with respect to the Unsold Shares will continue to be applied to such Unsold Shares. Pursuant to Rule 415(a)(6), the offering of Unsold Shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration.